Related Party Balances and Transactions (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Related Party Text Block Abstract
Schedule of related parties transaction
Name	Relationship
Mr. Hongyu Zhang	Shareholder; director of various subsidiaries
HangZhou TianQi Network Technology Co. Ltd.	Common control by legal representative and shareholder of Taikexi, Mr. Mangyue Sun
Hangzhou Qianlu Information Technology Co. Ltd.	Common control by Mr. Hongyu Zhang as of March 31, 2021 and April 1, 2020
Hangzhou Yuao Investment Management Partnership	Common control by legal representative of Guanpeng
Hangzhou Yuao Venture Capital Co., Ltd	Common control by legal representative of Guanpeng
Mr. Limin Liu	Chief Executive Officer
Guo Ronghong Business Factoring Shenzhen Co., Ltd.	Common control by Mr. Hongyu Zhang as of March 31, 2021
Zhejiang Getai Curtain Wall Decoration Engineering Co., Ltd.	Common control by Mr. Wei Wang
Mangyue Sun	Legal representative and shareholder of Taikexi
Fang Qin	Spouse of Mangyue Sun
Antalpha Technologies Limited	Non-controlling shareholder of a subsidiary of the Company

Schedule of related parties transaction
	As of March 31, 2022	As of March 31, 2021	As of April 1, 2020
	US$	US$	US$
		(Restated)	(Restated)
Hangzhou Yuao Investment Management Partnership	-	-	1,328,613
Hangzhou Yuao Venture Capital Co., Ltd	2,245,200	2,273,636	2,050,093
Guo Ronghong Business Factoring Shenzhen Co., Ltd	-	1,845,428	-
Total	2,245,200	4,119,064	3,378,706

	March 31, 2022	March 31, 2021	April 1, 2020
	US$	US$	US$
		(Restated)	(Restated)
Mr. Hongyu Zhang	-	-	8,100
HangZhou TianQi Network Technology Co. Ltd.	46,696	45,169	41,766
Hangzhou Qianlu Information Technology Co. Ltd.	-	25,247	353,824
Mr. Limin Liu	-	610,352	-
Zhejiang Getai Curtain Wall Decoration Engineering Co., Ltd.	205,070	-	-
Mangyue Sun	23,662	-	-
Fang Qin	47,324	-	-
Hangzhou Yuao Investment Management Partnership	-	7,603	-
Total	350,320	688,371	403,690

	For the year ended March 31,
	2022	2021	2020
	US$	US$	US$
		(Restated)	(Restated)
Interest income derived from:
Hangzhou Yuao Investment Management Partnership	-	30,527	103,919
Hangzhou Yuao Venture Capital Co., Ltd	80,294	97,945	77,745
Guo Ronghong Business Factoring Shenzhen Co., Ltd	-	15,374	-
Hangzhou Qianlu Information Technology Co. Ltd.	-	3,586	-
	80,294	147,432	181,664
Derivative products entered with Antalpha Technologies Limited	8,735,145	-	-
Derivative products expired to Antalpha Technologies Limited	2,533,106	-	-